Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000074269 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class A
Trading Symbol	MGLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$57	1.18%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class B
Trading Symbol	MGLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.93%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class C
Trading Symbol	MGLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.93%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class I
Trading Symbol	MGLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074273 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R1
Trading Symbol	MGLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.93%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074274 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R2
Trading Symbol	MGLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$69	1.43%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.43%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074275 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R3
Trading Symbol	MGLLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$57	1.18%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000074276 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R4
Trading Symbol	MGLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%

C000117929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R6
Trading Symbol	MGLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$40	0.84%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%
Net Assets	$ 2,299,112,541
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%